Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASE

NOTE 8 – LEASE

The Company has several operating leases for manufacturing facilities, dormitories and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2024, 2023 and 2022 was $8,338, $4,943 and nil, respectively.

The Company’s operating leases primarily include leases for dormitories, office space and manufacturing facilities. The current portion of operating lease liabilities is presented on the consolidated balance sheet. For the year ended December 31, 2024, total lease expense amounted to $8,338, which included nil of interest, $8,338 of amortization expense of ROU assets and short-term lease expense of nil. For the year ended December 31, 2023, total lease expense amounted to $4,943, which included nil of interest, $4,943 of amortization expense of ROU assets and short-term lease expense of nil. Total cash paid for operating leases amounted to nil and $42,367 for the years ended December 31, 2024 and 2023, respectively. Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2024
Right-of-use assets	$28,085

Operating lease liabilities - current	$-
Operating lease liabilities - non-current	-
Total operating lease liabilities	$-

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.96
Weighted average discount rate	7.42%